UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Target Payment Fund

The schedules are not audited.

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.0%
34,018	iShares Barclays 20+ Year Treasury Bond Fund	$4,815,588	1.0
126,133	iShares Core U.S. Aggregate Bond ETF	14,256,813	3.0
110,635	iShares iBoxx $ High Yield Corporate Bond Fund	9,449,335	2.0
165,208	iShares MSCI EAFE Index Fund	9,585,368	2.0
178,719	iShares Russell 1000 Value Index Fund	18,867,365	4.0
95,067	Vanguard S&P 500 ETF	18,944,952	4.0

	Total Exchange-Traded Funds
	(Cost $74,574,177)	75,919,421	16.0

MUTUAL FUNDS: 84.0%
	Affiliated Investment Companies: 82.5%
3,864,996	Voya Floating Rate Fund - Class I	38,070,212	8.0
936,710	Voya Global Bond Fund - Class R6	9,563,810	2.0
890,656	Voya Global Real Estate Fund - Class R6	19,166,916	4.0
4,186,066	Voya High Yield Bond Fund - Class I	33,111,780	7.0
7,421,060	Voya Intermediate Bond Fund - Class R6	76,659,549	16.2
4,463,689	Voya International Core Fund - Class I	40,664,203	8.6
2,718,051	Voya Large Cap Value Fund - Class R6	33,078,685	7.0
1,214,270	@ Voya Large-Cap Growth Fund - Class R6	42,766,590	9.0
374,866	@ Voya MidCap Opportunities Fund - Class R6	9,416,635	2.0
1,489,334	Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,238,036	3.0
3,892,733	@ Voya Multi-Manager International Equity Fund - Class I	40,756,920	8.6
295,566	Voya Multi-Manager International Small Cap Fund - Class I	14,559,578	3.1
888,041	Voya Multi-Manager Mid Cap Value Fund - Class I	9,430,996	2.0
578,712	Voya Small Company Fund - Class R6	9,427,226	2.0
		390,911,136	82.5

	Unaffiliated Investment Companies: 1.5%
1,465,201	@ Credit Suisse Commodity Return Strategy Fund - Class I	7,135,529	1.5

	Total Mutual Funds
	(Cost $398,861,960)	398,046,665	84.0

	Total Long-Term Investments
	(Cost $473,436,137)	473,966,086	100.0

SHORT-TERM INVESTMENTS: 2.8%
	Mutual Funds: 2.8%
13,406,576	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.390%††
	(Cost $13,406,576)	13,406,576	2.8

	Total Short-Term Investments
	(Cost $13,406,576)	13,406,576	2.8

	Total Investments in Securities (Cost $486,842,713)	$487,372,662	102.8
	Liabilities in Excess of Other Assets	(13,494,731)	(2.8)
	Net Assets	$473,877,931	100.0

††	Rate shown is the 7-day yield as of July 31, 2016.
@	Non-income producing security.

Cost for federal income tax purposes is $487,472,175.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$9,645,700
Gross Unrealized Depreciation	(9,745,213)
Net Unrealized Depreciation	$(99,513)

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$75,919,421	$–	$–	$75,919,421
Mutual Funds	398,046,665	–	–	398,046,665
Short-Term Investments	13,406,576	–	–	13,406,576
Total Investments, at fair value	$487,372,662	$–	$–	$487,372,662
Other Financial Instruments+
Futures	395,762	–	–	395,762
Total Assets	$487,768,424	$–	$–	$487,768,424
Liabilities Table
Other Financial Instruments+
Futures	$(21,328)	$–	$–	$(21,328)
Written Options	–	(1,987,798)	–	(1,987,798)
Total Liabilities	$(21,328)	$(1,987,798)	$–	$(2,009,126)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 7/31/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$35,173,263	$5,808,613	$(3,023,109)	$111,445	$38,070,212	$1,136,007	$(59,269)	$-
Voya Global Bond Fund - Class R6	30,406,146	7,766,857	(30,388,132)	1,778,939	9,563,810	-	(663,606)	-
Voya Global Real Estate Fund - Class R6	13,232,266	6,066,426	(1,712,475)	1,580,699	19,166,916	414,806	165,673	-
Voya High Yield Bond Fund - Class I	35,502,928	4,720,533	(7,680,197)	568,516	33,111,780	1,370,306	(393,903)	-
Voya Intermediate Bond Fund - Class R6	64,197,897	33,096,040	(23,047,965)	2,413,577	76,659,549	1,791,795	343,351	-
Voya International Core Fund - Class I	28,791,665	15,012,112	(2,240,349)	(899,225)	40,664,203	321,081	125,761	437,585
Voya Large Cap Value Fund - Class R6	55,945,057	16,693,691	(39,517,538)	(42,525)	33,078,685	734,138	(1,177,853)	1,050,321
Voya Large-Cap Growth Fund Class R6	47,817,568	3,953,125	(8,235,338)	(768,765)	42,766,590	-	1,945,508	-
Voya MidCap Opportunities Fund - Class R6	6,715,362	8,346,592	(6,282,410)	637,091	9,416,635	-	171,159	93,242
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,318,182	10,551,334	(2,037,587)	406,107	14,238,036	201,878	139,434	-
Voya Multi-Manager International Equity Fund - Class I	37,685,096	12,351,760	(7,973,300)	(1,306,636)	40,756,920	489,951	573,523	360,509
Voya Multi-Manager International Small Cap Fund - Class I	13,265,191	2,052,730	(917,843)	159,500	14,559,578	162,956	65,546	-
Voya Multi-Manager Mid Cap Value Fund - Class I	6,685,769	5,974,439	(3,218,534)	(10,678)	9,430,996	54,399	(108,426)	702,093
Voya Small Company Fund - Class R6	8,838,068	7,203,066	(6,873,171)	259,263	9,427,226	8,619	250,821	490,173
	$389,574,458	$139,597,318	$(143,147,948)	$4,887,308	$390,911,136	$6,685,936	$1,377,719	$3,133,923

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2016 (Unaudited) (Continued)

At July 31, 2016, the following futures contracts were outstanding for Voya Global Target Payment Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	63	09/16/16	$9,808,470	$395,762
			$9,808,470	$395,762
Short Contracts
S&P 500 E-Mini	(90)	09/16/16	(9,756,900)	(21,328)
			$(9,756,900)	$(21,328)

At July 31, 2016, the following over-the-counter written options were outstanding for Voya Global Target Payment Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Securities
859,640	JPMorgan Chase & Co.	Call on iShares® MSCI EAFE Index Fund	57.210	USD	08/26/16	$831,100	$ (1,160,208)
22,672	Goldman Sachs & Co.	Call on S&P 500® Index	2,169.180	USD	08/26/16	550,812	(532,721)
63,185	BNP Paribas Bank	Call on SPDR® S&P® MidCap 400 ETF	282.980	USD	08/26/16	253,359	(294,869)
		Total Written OTC Options				$1,635,271	$ (1,987,798)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$395,762
Total Asset Derivatives		$395,762

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$21,328
Equity contracts	Written options	1,987,798
Total Liability Derivatives		$2,009,126

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2016:

	BNP Paribas Bank	Goldmans Sachs & Co.	JPMorgan Chase & Co.	Totals
Liabilities:
Written options	$294,869	$532,721	$1,160,208	$1,987,798
Total Liabilities	$294,869	$532,721	$1,160,208	$1,987,798

Net OTC derivative instruments by counterparty, at fair value	$(294,869)	$(532,721)	$(1,160,208)	(1,987,798)

Total collateral pledged by Fund/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(294,869)	$(532,721)	$(1,160,208)	$(1,987,798)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 23, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 23, 2016